The main actions with risk of loss classified as possible are described below: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	R$ 18,140,556	R$ 18,147,562
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	1,292,202	1,101,332
Provision For Civil [Member] | Civil Contingent Liability 1 [Member]
IfrsStatementLineItems [Line Items]
Total	160,696	220,347
Provision For Civil [Member] | Civil Contingent Liability 2 [Member]
IfrsStatementLineItems [Line Items]
Total	258,683	223,066
Provision For Civil [Member] | Civil Contingent Liability 3 [Member]
IfrsStatementLineItems [Line Items]
Total	493,806	160,279
Provision For Civil [Member] | Civil Contingent Liability 4 [Member]
IfrsStatementLineItems [Line Items]
Total	216,054	193,529
Provision For Civil [Member] | Civil Contingent Liability 5 [Member]
IfrsStatementLineItems [Line Items]
Total	99,743	154,187
Provision For Civil [Member] | Other contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Total	R$ 63,220	R$ 149,924